SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

With effect on January 1, 2025, the maximum number of shares which may be issued pursuant to all awards under its 2009 share incentive plan (the “Plan”) increased to 246,892,991 Class A ordinary shares. The Company amended the Plan in April 2022 to automatically increase on January 1 of each of 2023, 2024, 2025 and 2026 by 3% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before the increase. Under the Plan, the Company may grant options, restricted share award (“RSA”), restricted share unit (“RSU”) or share appreciation right (“SAR”) to its officers, employees, directors and other eligible persons (collectively known as “Eligible Persons”). The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).

All options granted have a contractual term of ten years. The options vest according to the stated vesting period in the grantee’s option agreement. Prior to 2024, the RSUs and SARs generally vest 25% on the first anniversary year from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments. RSUs and SARs granted in or after 2024, generally vest in 16 substantially equal quarterly instalments.

(a)	Option granted to Eligible Persons

The following table summarizes the Company’s share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$

Outstanding, January 1, 2023	68,533,186	60.87
Granted	1,925,000	60.00
Cancelled or forfeited	(9,292,295)	104.02
Exercised	(1,336,980)	7.19
Outstanding, December 31, 2023	59,828,911	55.34	6.18	944,611
Vested and exercisable as of December 31, 2023	42,877,386	35.29	5.51	887,174
Outstanding, January 1, 2024	59,828,911
Cancelled	(6,600,000)	120.00
Exercised	(10,148,635)	14.40
Outstanding, December 31, 2024	43,080,276	55.08	5.24	2,426,627
Vested and exercisable as of December 31, 2024	36,830,100	47.63	5.00	2,312,733
Outstanding, January 1, 2025	43,080,276
Exercised	(3,823,890)	14.87
Outstanding, December 31, 2025	39,256,386	59.00	4.44	2,691,965
Vested and exercisable as of December 31, 2025	36,006,386	54.22	4.29	2,641,113

The aggregate intrinsic value is calculated to be the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s ordinary shares.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes Option Pricing Model with the following assumptions:

Granted in 2023

Risk-free interest rates	3.60% – 4.10%
Expected term	6.5 – 7 years
Expected volatility	60.2% – 62.0%
Expected dividend yield	–

The risk-free interest rate for periods within the contractual life of the option is based on the US Treasury Yields at the time of grant. The Company has used the simplified method to determine the expected term due to insufficient relevant historical exercise data to provide a reasonable basis to estimate expected term. The Company estimated expected volatility primarily based on the weighted-average historical share price volatility of the Company’s ADS. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The weighted-average grant-date fair value of share options granted during the year of December 31, 2023 was $40.62. The total fair value of share options vested during the years ended December 31, 2023, 2024 and 2025 was $325,183, $181,293 and $121,086, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2023, 2024 and 2025 was $72,072, $401,405 and $512,874, respectively.

As of December 31, 2025, there were $166,770 total unrecognized share-based compensation cost related to unvested options which is expected to be recognized over a weighted-average period of 1.3 years. Total unrecognized compensation cost may be adjusted for future changes in actual forfeitures.

(a)	RSAs/RSUs granted to Eligible Persons

The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Unvested, January 1, 2023	9,652,231	120.48	8.81	502,206
Granted	7,119,505	63.46
Vested	(4,130,583)	109.11
Forfeited	(1,786,921)	116.01
Unvested, December 31, 2023 and January 1, 2024	10,854,232	90.02	8.86	439,596
Granted	10,718,971	48.32
Vested	(6,099,527)	93.83
Forfeited	(1,688,983)	73.93
Unvested, December 31, 2024 and January 1, 2025	13,784,693	82.18	8.74	1,462,556
Granted	1,268,009	132.41
Vested	(5,494,734)	93.05
Forfeited	(947,634)	66.27
Unvested, December 31, 2025	8,610,334	84.39	8.06	1,098,420

Share-based compensation cost for RSAs and RSUs is measured based on the fair value of the Company’s ordinary shares on the date of grant.

The weighted-average grant-date fair value of RSAs and RSUs granted during the years ended December 31, 2023, 2024 and 2025 was $63.46, $48.32 and $132.41, respectively. The total fair value of RSAs and RSUs vested during the years ended December 31, 2023, 2024 and 2025 was $450,703, $572,330 and $511,226, respectively.

As of December 31, 2025, there was $726,626 of unrecognized share-based compensation cost related to RSAs and RSUs which is expected to be recognized over a weighted-average vesting period of 1.9 years. Total unrecognized compensation may be adjusted for future changes in actual forfeitures.

(b)	SARs granted to Eligible Persons

During the years ended December 31, 2024 and 2025, the Company granted 91,038 and 7,290 SARs, respectively, to the Eligible Persons. Fair value of the SARs is measured based on the fair value of the Company’s ordinary shares at the end of each reporting period.

Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2023, 2024 and 2025 is as follows:

	Year ended December 31,
	2023	2024	2025
	$	$	$

Share options:
General and administrative expenses	253,408	155,051	115,087
Research and development expenses	44	–	–
	253,452	155,051	115,087

Cash received for the exercise in the respective years	10,643	146,081	56,825

RSAs/ RSUs:
Cost of revenue	12,727	10,795	9,071
Sales and marketing expenses	35,988	32,257	25,279
General and administrative expenses	99,048	231,610	258,466
Research and development expenses	282,381	274,624	208,530
	430,144	549,286	501,346

SARs:
Cost of revenue	383	2,235	1,306
Sales and marketing expenses	710	4,125	3,578
General and administrative expenses	200	4,197	3,238
Research and development expenses	141	945	440
	1,434	11,502	8,562